Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended	18 Months Ended
	Nov. 02, 2023	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025
Kingsbarn Dividend Opportunity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Kingsbarn Dividend Opportunity ETF
Accumulated Value	$ 10,000		$ 11,876	$ 12,249	$ 10,999
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,972	13,659	13,420
MVIS US Mortgage REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MVIS US Mortgage REITs Index
Accumulated Value	10,000		10,801	11,850	11,701
MVIS US Business Development Companies Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MVIS US Business Development Companies Index
Accumulated Value	$ 10,000		$ 11,458	$ 11,843	$ 11,763